RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)			6 Months Ended
	Oct. 02, 2020	Jul. 15, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
Related Party Transaction [Line Items]
Common interests issued			63,262,039	71,882,729	61,537,901
Common interests outstanding			63,262,039	71,882,729	61,537,901
Cik0001819516 Aspirational Consumer Lifestyle Corp | Class B Ordinary Shares
Related Party Transaction [Line Items]
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Common interests issued			5,993,658	5,993,658
Common interests outstanding			5,993,658	5,993,658
Cik0001819516 Aspirational Consumer Lifestyle Corp | Class B Ordinary Shares | Sponsor | Founder Shares
Related Party Transaction [Line Items]
Consideration received		$ 25,000
Shares issued		6,468,750
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)		20.00%
Shares not subject to forfeiture	0
Number of shares forfeited	475,092
Common interests issued	5,993,658
Common interests outstanding	5,993,658
Cik0001819516 Aspirational Consumer Lifestyle Corp | Class B Ordinary Shares | Sponsor | Founder Shares | Over-allotment
Related Party Transaction [Line Items]
Maximum shares subject to forfeiture		843,750
Cik0001819516 Aspirational Consumer Lifestyle Corp | Common Class A
Related Party Transaction [Line Items]
Common interests issued			2,681,422	0
Common interests outstanding			2,681,422	0
Cik0001819516 Aspirational Consumer Lifestyle Corp | Common Class A | Sponsor | Founder Shares
Related Party Transaction [Line Items]
Restrictions on transfer period of time after business combination completion		1 year
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		150 days
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)		$ 12.00
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		20 days
Cik0001819516 Aspirational Consumer Lifestyle Corp | Common Class A | Sponsor | Founder Shares | Maximum
Related Party Transaction [Line Items]
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		30 days